NOTE 10 - WARRANT LIABILITY - Schedule of Changes in Warrant Liabilities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	$ 444,891
Increase (Decrease) in Derivative Liabilities	421,000
Derivative, Loss on Derivative	28,043
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments	$ 4,152